Dividend income	12 Months Ended
Dec. 31, 2020
Dividend income
Dividend income

36. Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of Dividend income is as follows:

	2018	2019	2020

Equity instruments classified as:

Financial assets at fair value through profit or loss	33	44	40
Of which:
NAFTRAC (Exchange-traded fund or ETF)	18	36	36
Grupo Cementos de Chihuahua, S.A.B. de C.V.	11	7	3
Fomento Económico Mexicano, S.A.B. de C.V.	—	—	1
América Móvil, S.A.B, de C.V.	1	—	—
Grupo México, S.A.B. de C.V.	1	—	—
Wal-Mart de México, S.A.B. de C.V.	1	1	—
Others	1	—	—

Financial assets at fair value through other comprehensive income	177	191	206
Of which:
Controladora Prosa, S.A. de C.V.	50	54	73
Trans Unión de México, S.A.	88	93	88
Bolsa Mexicana de Valores, S.A.B. de C.V.	21	25	25
Dun & Bradstreet de México, S.A. de C.V.	17	18	20
Others	1	1	—
	210	235	246